Assets and Liabilities - Leases - Additional Information (Details) kr in Millions	12 Months Ended
Dec. 31, 2021 DKK (kr)
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Weighted average incremental borrowing rate	8.60%
impairments of leased laboratory equipment	kr 3.2
Bottom of Range
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Lease term	3 years
Top of Range
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Lease term	5 years